Payroll, staff and employee benefits obligations (Tables)	12 Months Ended
Dec. 31, 2017
Payroll, staff and employee benefits obligations
Schedule of liabilities for employee benefits obligations

As of December 31,
(M$)	2017	2016	2015
Pension benefits liabilities	2,877	2,948	2,926
Other benefits liabilities	705	648	627
Restructuring reserves (early retirement plans)	153	150	221
Total	3,735	3,746	3,774
Net liabilities relating to assets held for sale	—	145	3

Schedule of fair value of the defined benefit obligation and plan assets

As of December 31,	Pension benefits			Other benefits
(M$)	2017	2016	2015	2017	2016	2015
Change in benefit obligation
Benefit obligation at beginning of year	12,164	12,473	14,297	648	627	845
Current service cost	263	251	271	16	13	17
Interest cost	320	373	402	17	21	22
Past service cost	239	(92)	(35)	12	—	—
Settlements	(1)	—	(58)	—	—	—
Plan participants' contributions	7	8	8	—	—	—
Benefits paid	(717)	(651)	(653)	(27)	(30)	(32)
Actuarial losses / (gains)	(450)	762	(533)	(36)	37	(71)
Foreign currency translation and other	1,047	(960)	(1,226)	75	(20)	(154)
Benefit obligation at year-end	12,872	12,164	12,473	705	648	627
Of which plans entirely or partially funded	12,140	11,376	11,742	—	—	—
Of which plans not funded	732	788	731	705	648	627
Change in fair value of plan assets
Fair value of plan assets at beginning of year	(9,123)	(9,627)	(10,498)	—	—	—
Interest income	(256)	(307)	(318)	—	—	—
Actuarial losses / (gains)	(344)	(428)	48	—	—	—
Settlements	-	—	44	—	—	—
Plan participants’ contributions	(7)	(8)	(8)	—	—	—
Employer contributions	(171)	(130)	(311)	—	—	—
Benefits paid	591	538	553	—	—	—
Foreign currency translation and other	(895)	839	863	—	—	—
Fair value of plan assets at year-end	(10,205)	(9,123)	(9,627)	—	—	—
Unfunded status	2,667	3,041	2,846	705	648	627
Asset ceiling	40	26	27	—	—	—
Net recognized amount	2,707	3,067	2,873	705	648	627
Pension benefits and other benefits liabilities	2,877	2,948	2,926	705	648	627
Other non-current assets	(170)	(26)	(56)	—	—	—
Net benefit liabilities relating to assets held for sale	—	145	3	—	—	—

Schedule of benefit amounts recognized, estimated future payments, asset allocation and actuarial assumptions

For the year ended December 31,	Pension benefits			Other benefits
(M$)	2017	2016	2015	2017	2016	2015
Current service cost	263	251	271	16	13	17
Past service cost	239	(92)	(35)	12	—	—
Settlements	(1)	—	(14)	—	—	—
Net interest cost	64	66	84	17	21	22
Benefit amounts recognized on Profit & Loss	565	225	306	45	34	39
- Actuarial (Gains) / Losses
* Effect of changes in demographic assumptions	(16)	(56)	(41)	3	(7)	(10)
* Effect of changes in financial assumptions	(241)	1,008	(384)	(5)	48	(27)
* Effect of experience adjustments	(193)	(190)	(108)	(34)	(4)	(34)
* Actual return on plan assets (excluding interest income)	(344)	(421)	48	—	—	—
- Effect of asset ceiling	7	(7)	(1)	—	—	—
Benefit amounts recognized on Equity	(787)	334	(486)	(36)	37	(71)
Total benefit amounts recognized on comprehensive income	(222)	559	(180)	9	71	(32)

Estimated future payments (M$)	Pension benefits	Other benefits
2018	857	30
2019	691	29
2020	702	29
2021	699	29
2022	657	29
2023 - 2027	3,349	142

Asset allocation	Pension benefits
As of December 31,	2017	2016	2015
Equity securities	26%	27%	28%
Debt securities	43%	42%	42%
Monetary	3%	2%	4%
Annuity contracts	20%	21%	21%
Real estate	8%	8%	5%

Assumptions used to determine benefits obligations	Pension benefits			Other benefits
As of December 31,	2017	2016	2015	2017	2016	2015
Discount rate (weighted average for all regions)	2.48%	2.60%	3.25%	2.52%	2.51%	3.00%
Of which Euro zone	1.71%	1.69%	2.18%	1.93%	1.85%	2.42%
Of which United States	3.75%	4.00%	4.25%	3.75%	4.00%	4.25%
Of which United Kingdom	2.50%	2.75%	3.75%	-	—	—
Inflation rate (weighted average for all regions)	2.40%	2.41%	2.43%	-	—	—
Of which Euro zone	1.50%	1.50%	1.75%	-	—	—
Of which United States	2.50%	2.50%	2.50%	-	—	—
Of which United Kingdom	3.50%	3.50%	3.25%	-	—	—

Schedule of sensitivity analysis impact on benefit obligation

A  0.5% increase or decrease in discount rates – all other things being equal - would have the following approximate impact on the benefit obligation:

(M$)	0.5% Increase	0.5% Decrease
Benefit obligation as of December 31, 2017	(857)	974

A  0.5% increase or decrease in inflation rates – all other things being equal - would have the following approximate impact on the benefit obligation:

(M$)	0.5% Increase	0.5% Decrease
Benefit obligation as of December 31, 2017	637	(586)

Schedule of personnel expenses and Group employees

For the year ended December 31,	2017	2016	2015
Personnel expenses (M$)
Wages and salaries (including social charges)	7,985	8,238	8,088
Group employees at December 31,
France
• Management	11,880	12,057	11,000
• Other	19,372	19,567	19,219
International
• Management	16,489	17,186	16,624
• Other	50,536	53,358	49,176
Total	98,277	102,168	96,019